Document and Entity Information	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2021
Entity Registrant Name	Repare Therapeutics Inc.
Entity Incorporation, State or Country Code	A8
Entity File Number	001-39335
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7210 Frederick-Banting
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	St-Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4S 2A1
City Area Code	857
Local Phone Number	412-7018
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	RPTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001808158